PROSPECTUS SUPPLEMENT DATED MAY 1, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and R shares of the Fund listed below:

AIM GLOBAL EQUITY FUND

The following information replaces in its entirety the second, third and fourth paragraphs appearing under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus:

          "The fund seeks to meets its objective by investing, normally, at least 80% of its assets in equity securities of domestic and foreign issuers. The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and/or non-proprietary computer models to forecast risks and transaction costs. The information gathered from this process is used to structure the investment portfolio.

          The fund uses the MSCI World Index as a guide in structuring the portfolio and selecting securities, but the fund is not an index fund and will invest in securities not included in the index.

          The principal type of equity securities purchased by the fund is common stock.

          The fund may invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers.

          The fund may also invest in derivative instruments such as futures contracts and equity linked derivatives.

          Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk
Equity Securities Risk
Foreign Securities Risk
Interest Rate Risk
Credit Risk
Derivatives Risk
Leverage Risk
Currency/Exchange Rate Risk
Active Trading Risk
Management Risk"

The following information replaces in its entirety the second, third, fourth and fifth paragraphs appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 5 of the prospectus:

          "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio.

          The fund uses the MSCI World Index as a guide in structuring the portfolio and selecting its investments, but will invest in both benchmark and non-benchmark securities.

          The fund may invest up to 20% of its assets in debt securities.

          The fund seeks to outperform the MSCI World Index by quantitatively evaluating fundamental and technical factors to forecast individual security returns and will apply proprietary and/or non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. The portfolio managers incorporate these individual security forecasts, using a proprietary program, to construct the optimal portfolio holdings and further manage risks.

          The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low expected deviation between the return of the MSCI World Index and the return of the portfolio.

          The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The security and portfolio evaluation process is repeated periodically.

          The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security's risk profile changes."

The paragraph related to Convertible Securities Risk appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus is deleted in its entirety.

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 8 of the prospectus:

"Investment decisions for the fund are made by investment management teams at Invesco Deutschland. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Uwe Draeger, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005. Prior to joining Invesco, he was the Head of Applied Research at Metzler Investment and he was the General Manager at Barra International.

     - Michael Fraikin, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 1997.

     - Nils Huter, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2007. Prior to 2007, he was a portfolio manager at Universal Investment GmbH.

     - Thorsten Paarmann, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2004. Prior to 2004, he was a product manager at Cominvest Asset Management GbmH.

     - Alexander Uhlmann, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 1997.

          The portfolio managers are assisted by Invesco Deutschland's Quantitative Strategies Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time. More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED MAY 1, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM BASIC VALUE FUND
AIM CONSERVATIVE ALLOCATION FUND
AIM GLOBAL EQUITY FUND
AIM GROWTH ALLOCATION FUND
AIM INCOME ALLOCATION FUND
AIM INTERNATIONAL ALLOCATION FUND
AIM MID CAP CORE EQUITY FUND
AIM MODERATE ALLOCATION FUND
AIM MODERATE GROWTH ALLOCATION FUND
AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM SMALL CAP GROWTH FUND

The following information replaces in its entirety the second, third and fourth paragraphs appearing under the heading "RISK/RETURN SUMMARY - GLOBAL EQUITY" on page 4 of the prospectus:

          "The fund seeks to meets its objective by investing, normally, at least 80% of its assets in equity securities of domestic and foreign issuers. The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and/or non-proprietary computer models to forecast risks and transaction costs. The information gathered from this process is used to structure the investment portfolio.

          The fund uses the MSCI World Index as a guide in structuring the portfolio and selecting securities, but the fund is not an index fund and will invest in securities not included in the index.

          The principal type of equity securities purchased by the fund is common stock.

          The fund may invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its net assets in debt securities of U.S. and foreign issuers.

          The fund may also invest in derivative instruments such as futures contracts and equity linked derivatives.

          Among the principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:

Market Risk
Equity Securities Risk
Foreign Securities Risk
Interest Rate Risk
Credit Risk
Derivatives Risk
Leverage Risk
Currency/Exchange Rate Risk
Active Trading Risk
Management Risk"

The following information replaces in its entirety the second, third, fourth and fifth paragraphs appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - GLOBAL EQUITY" on pages 21 and 22 of the prospectus:

          "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of domestic and foreign issuers. In complying with this 80% investment requirement, the fund's investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio.

          The fund uses the MSCI World Index as a guide in structuring the portfolio and selecting its investments, but will invest in both benchmark and non-benchmark securities.

          The fund may invest up to 20% of its assets in debt securities.

          The fund seeks to outperform the MSCI World Index by quantitatively evaluating fundamental and technical factors to forecast individual security returns and will apply proprietary and/or non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. The portfolio managers incorporate these individual security forecasts, using a proprietary program, to contract the optimal portfolio holdings and further manage risks.

          The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low expected deviation between the return of the MSCI World Index and the return of the portfolio.

          The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The security and portfolio evaluation process is repeated periodically.

          The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security's risk profile changes."

The paragraph related to Convertible Securities Risk appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - GLOBAL EQUITY" on page 41 of the prospectus is deleted in its entirety.

The following information replaces in its entirety the first paragraph appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 46 of the prospectus:

"A lead manager generally has final authority over all aspects of the funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Investment decisions for Global Equity are made by investment management teams at Invesco Deutschland. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:"

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - GLOBAL EQUITY" on page 46 of the prospectus:

     - "Uwe Draeger, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005. Prior to joining Invesco, he was the Head of Applied Research at Metzler Investment and he was the General Manager at Barra International.

     - Michael Fraikin, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 1997.

     - Nils Huter, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2007. Prior to 2007, he was a portfolio manager at Universal Investment GmbH.

     - Thorsten Paarmann, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2004. Prior to 2004, he was a product manager at Cominvest Asset Management GbmH.

     - Alexander Uhlmann, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 1997.

          The portfolio managers are assisted by Invesco Deutschland's Quantitative Strategies Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time."


                                        2